Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Summary of Inventories

	2019	2018
Educational content	24,535	8,335
Educational content in progress (a)	12,837	6,205
Consumables and supplies	835	286
Inventories held by third parties	1,899	305
	40,106	15,131

(a)

Costs being incurred to develop educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Summary of Movement in Inventory Reserve

	2019	2018	2017
Balance at beginning of the year	(4,403)	(2,047)	(1,073)
Inventory reserve	(8,476)	(7,252)	(4,481)
Write-off of inventories against reserve	6,362	4,896	3,507
Balance at end of year	(6,517)	(4,403)	(2,047)